Cash flow statement	12 Months Ended
Dec. 31, 2022
Cash Flow Information [Abstract]
Disclosure of cash flow statement [text block]	SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information
Disclosure of non-cash financing and investing activities
Accrued property, plant and equipment, 2022: €142
Accrued property, plant and equipment, 2021: €76
Accrued property, plant and equipment, 2020: €83
Other non-cash items
On the Consolidated Statements of Cash Flows, "Other non-cash items" includes the bonus generated by the partial buyback following the renegotiation completed in January 2021 for the amount of €35,578, for 2021. Similarly, on the Consolidated Statements of Operations, this amount was included in "Financial Income" in 2021.